Note 8 - Stock Incentive Plan	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
8.	Stock Incentive Plan

A summary of the status of the Company’s unvested shares as of
January 1, 2017,
and changes during the
six
month period ended
June 30, 2017,
are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2017	116,280	2.08
Granted	-	-
Vested	-	-
Forfeited	(4,036)	2.78
Unvested on June 30, 2017	112,244	2.05

As of
June 30, 2017,
there was
$67,757
of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of
0.82
years. The share based compensation recognized relating to the unvested shares was
$74,706
for the
six
month periods ended
June 30, 2017 (
June 30, 2016:
$140,131
) and is included in general and administrative expenses.